Loans and Borrowings - Summary of Convertible Notes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Disclosure Of Loans And Borrowings [Abstract]
Opening balance	$ 187,574
Proceeds from issue of convertible notes		$ 230,000
Issue expenses		(6,539)
Net proceeds	187,574	223,461
Amount classified as equity (net of issue expenses USD 1,105) (refer note 17)		(37,768)
Interest accrued	13,666	1,881
Closing balance	$ 201,240	$ 187,574